Long-Term Investments (Details) - Schedule of Components of Losses on Equity Investments - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Schedule of Components of Losses on Equity Investments [Abstract]
Share of equity method investee losses		$ (269,844)